INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 63	$ 25	$ 224	[1]	$ 205	[1]	$ 97	[1]
Effective tax rate	0.95%	0.32%	21.00%		21.00%		21.00%

[1]	Restated